ASSETS HELD FOR SALE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Balance at Beginning of Period		$ 7,395,018
Gain on the Sale of Assets Held for Sale		6,233,034	$ 16,542,840
Balance at End of Period	$ 20,499,209	33,459,879	7,395,018
Pharma Cann Assets [Member]
Balance at Beginning of Period	212,400
Transferred In	0	6,870,833
Transferred Out		0
Impairment of Assets		(5,607,600)
Gain on the Sale of Assets Held for Sale	0	(1,050,833)
Proceeds from Sale	0
Ongoing Activity from Discontinued Operations	0
Balance at End of Period	212,400	212,400
Total [Member]
Balance at Beginning of Period	33,459,879	64,365,544
Transferred In	6,614,987	27,393,926
Transferred Out		(3,503,843)
Impairment of Assets		(5,607,600)
Gain on the Sale of Assets Held for Sale	10,454,608	(1,050,833)
Proceeds from Sale	(20,907,879)	(4,952,822)
Ongoing Activity from Discontinued Operations	(9,122,385)	(43,184,493)
Balance at End of Period	20,499,209	33,459,879	64,365,544
Investments [Member]
Balance at Beginning of Period	0	0
Transferred In	0	8,456,665
Transferred Out		(3,503,843)
Impairment of Assets		0
Gain on the Sale of Assets Held for Sale	0
Proceeds from Sale	0	(4,952,822)
Ongoing Activity from Discontinued Operations	(7,501,013)	(43,184,493)
Balance at End of Period	13,680,038	21,181,051	0
Discontinued Operations [Member]
Balance at Beginning of Period	21,181,051	64,365,544
Transferred In	0
Transferred Out		0
Gain on the Sale of Assets Held for Sale	0
Proceeds from Sale	0
Ongoing Activity from Discontinued Operations	(7,501,013)	(43,184,493)
Balance at End of Period	13,680,038	21,181,051	$ 64,365,544
Available For Sale Subsidiaries [Member]
Balance at Beginning of Period	12,066,428
Transferred In	6,614,987	12,066,428
Transferred Out		0
Impairment of Assets		0
Gain on the Sale of Assets Held for Sale	10,454,608
Proceeds from Sale	(20,907,879)
Ongoing Activity from Discontinued Operations	(1,621,372)
Balance at End of Period	$ 6,606,772	$ 12,066,428